Goodwill and Intangible Assets - Intangible Assets Arising from Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	$ 41,878	$ 41,878
Less: Accumulated amortization and impairments	(30,099)	(8,873)
Intangible assets, net	11,779	33,005	$ 38,191
Supplier agreements
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	21,997	21,997
Customer contracts and relationships
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	18,132	18,132
Other intangible assets
Finite-Lived Intangible Assets And Liabilities [Line Items]
Intangible assets	$ 1,749	$ 1,749
Minimum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	1 year
Minimum | Supplier agreements
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	1 year
Minimum | Customer contracts and relationships
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	1 year
Minimum | Other intangible assets
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	1 year
Maximum
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	20 years
Maximum | Supplier agreements
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	20 years
Maximum | Customer contracts and relationships
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	10 years
Maximum | Other intangible assets
Finite-Lived Intangible Assets And Liabilities [Line Items]
Useful life	3 years